Eaton Vance
Floating-Rate & High Income Fund
January 31, 2026 (Unaudited)

Eaton Vance Floating-Rate & High Income Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, pursues its investment objective by investing in two registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates. The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests. At January 31, 2026, the Fund owned 13.7% of Eaton Vance Floating Rate Portfolio’s outstanding interests and 5.3% of High Income Opportunities Portfolio’s outstanding interests. The Fund’s Portfolio of Investments at January 31, 2026 is set forth below.

Eaton Vance
Floating-Rate & High Income Fund
January 31, 2026
Portfolio of Investments (Unaudited)

Investments in Affiliated Portfolios
Description	Value	% of Net Assets
Eaton Vance Floating Rate Portfolio
(identified cost $621,098,842)	$561,340,401	85.9%
High Income Opportunities Portfolio
(identified cost $124,383,841)	93,946,397	14.4
Total Investments in Affiliated Portfolios (identified cost $745,482,683)	$655,286,798	100.3%
Total Investments (identified cost $745,482,683)	$655,286,798	100.3%
Other Assets, Less Liabilities	$ (2,054,793)	(0.3)%
Net Assets	$653,232,005	100.0%
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At January 31, 2026 and October 31, 2025, the Fund’s investments in the Portfolios were valued based on Level 1 inputs.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.
The Eaton Vance Floating Rate Portfolio’s Portfolio of Investments is included herein. A copy of Part F to Form N-PORT (containing a Portfolio of Investments) for High Income Opportunities Portfolio at January 31, 2026 is available by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.

Eaton Vance
Floating Rate Portfolio
January 31, 2026
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 2.7%
Security	Principal Amount (000's omitted)	Value
ARES LXXVII CLO Ltd., Series 2025-77A, Class E, 9.222%, (3 mo. SOFR + 5.55%), 7/15/38(1)(2)	$2,000	$ 2,035,104
Ballyrock CLO Ltd., Series 2019-2A, Class DR3, 9.818%, (3 mo. SOFR + 6.15%), 10/25/38(1)(2)	2,250	2,259,756
Barings CLO Ltd., Series 2015-1A, Class DR, 6.529%, (3 mo. SOFR + 2.862%), 1/20/31(1)(2)	2,500	2,506,640
Battalion CLO XXII Ltd., Series 2021-22A, Class E, 10.879%, (3 mo. SOFR + 7.212%), 1/20/35(1)(2)	1,750	1,558,188
Battalion CLO XXIX Ltd.:
Series 2025-29A, Class D1, 6.972%, (3 mo. SOFR + 3.30%), 3/31/38(1)(2)	1,500	1,521,047
Series 2025-29A, Class E, 10.022%, (3 mo. SOFR + 6.35%), 3/31/38(1)(2)	2,000	2,057,958
Benefit Street Partners CLO XXII Ltd., Series 2020-22A, Class ERR, 8.568%, (3 mo. SOFR + 4.90%), 4/20/35(1)(2)	1,000	1,012,224
BlueMountain CLO Ltd.:
Series 2016-3A, Class DR, 7.213%, (3 mo. SOFR + 3.362%), 11/15/30(1)(2)	1,500	1,503,867
Series 2016-3A, Class ER, 10.063%, (3 mo. SOFR + 6.212%), 11/15/30(1)(2)	1,500	1,443,995
Series 2018-1A, Class D, 6.979%, (3 mo. SOFR + 3.312%), 7/30/30(1)(2)	2,500	2,516,912
Series 2018-1A, Class E, 9.879%, (3 mo. SOFR + 6.212%), 7/30/30(1)(2)	2,000	1,555,096
BlueMountain CLO XXIV Ltd., Series 2019-24A, Class ER, 10.769%, (3 mo. SOFR + 7.102%), 4/20/34(1)(2)	1,000	980,232
BlueMountain CLO XXVI Ltd., Series 2019-26A, Class ER, 11.059%, (3 mo. SOFR + 7.392%), 10/20/34(1)(2)	3,000	3,018,177
BlueMountain CLO XXX Ltd., Series 2020-30A, Class ER, 10.372%, (3 mo. SOFR + 6.70%), 4/15/35(1)(2)	2,000	2,023,270
Canyon Capital CLO Ltd.:
Series 2012-1RA, Class E, 9.634%, (3 mo. SOFR + 5.962%), 7/15/30(1)(2)	4,875	4,809,178
Series 2016-1A, Class ER, 9.684%, (3 mo. SOFR + 6.012%), 7/15/31(1)(2)	4,000	3,843,660
Series 2016-2A, Class ER, 9.934%, (3 mo. SOFR + 6.262%), 10/15/31(1)(2)	4,500	4,240,282
Series 2017-1A, Class E, 10.184%, (3 mo. SOFR + 6.512%), 7/15/30(1)(2)	3,250	3,203,369
Series 2018-1A, Class D, 6.834%, (3 mo. SOFR + 3.162%), 7/15/31(1)(2)	3,000	3,008,322
Series 2018-1A, Class E, 9.684%, (3 mo. SOFR + 6.012%), 7/15/31(1)(2)	2,750	2,737,427
Carlyle U.S. CLO Ltd., Series 2019-4A, Class DR, 10.272%, (3 mo. SOFR + 6.60%), 4/15/35(1)(2)	3,000	3,018,639
Security	Principal Amount (000's omitted)	Value
CIFC Funding Ltd., Series 2022-4A, Class DR, 6.371%, (3 mo. SOFR + 2.70%), 7/16/35(1)(2)	$1,750	$ 1,753,780
Dryden CLO Ltd.:
Series 2018-55A, Class D, 6.784%, (3 mo. SOFR + 3.112%), 4/15/31(1)(2)	1,500	1,514,804
Series 2018-55A, Class E, 9.334%, (3 mo. SOFR + 5.662%), 4/15/31(1)(2)	2,000	1,999,480
Dryden Senior Loan Fund:
Series 2015-41A, Class DR, 6.534%, (3 mo. SOFR + 2.862%), 4/15/31(1)(2)	5,000	5,022,280
Series 2015-41A, Class ER, 9.234%, (3 mo. SOFR + 5.562%), 4/15/31(1)(2)	1,268	1,190,068
Series 2016-42A, Class D1AR, 6.972%, (3 mo. SOFR + 3.30%), 7/15/37(1)(2)	2,500	2,516,725
Series 2016-42A, Class ERR, 10.172%, (3 mo. SOFR + 6.50%), 7/15/37(1)(2)	3,500	3,508,935
HalseyPoint CLO 5 Ltd., Series 2021-5A, Class E, 10.869%, (3 mo. SOFR + 7.202%), 1/30/35(1)(2)	2,000	1,910,366
Madison Park Funding LIX Ltd., Series 2021-59A, Class ER, 10.068%, (3 mo. SOFR + 6.40%), 4/18/37(1)(2)	1,450	1,377,726
Madison Park Funding XXXVI Ltd., Series 2019-36A, Class ERR, 9.272%, (3 mo. SOFR + 5.60%), 4/15/35(1)(2)	2,500	2,387,535
Marble Point CLO XXIV Ltd., Series 2022-1A, Class D1, 7.908%, (3 mo. SOFR + 4.24%), 4/20/35(1)(2)	2,000	2,000,100
Neuberger Berman Loan Advisers CLO 48 Ltd., Series 2022-48A, Class ER, 8.568%, (3 mo. SOFR + 4.90%), 4/25/36(1)(2)	3,200	3,214,499
Neuberger Berman Loan Advisers CLO Ltd., Series 2019-34A, Class ER2, 8.668%, (3 mo. SOFR + 5.00%), 7/20/39(1)(2)	850	867,551
New Mountain CLO 8 Ltd., Series CLO-8A, Class E, 8.713%, (3 mo. SOFR + 4.85%), 10/20/38(1)(2)	1,500	1,517,658
Palmer Square CLO Ltd.:
Series 2015-1A, Class DR4, 10.63%, (3 mo. SOFR + 6.762%), 5/21/34(1)(2)	2,000	1,978,300
Series 2021-2A, Class ER, 8.772%, (3 mo. SOFR + 5.10%), 2/15/38(1)(2)	1,000	1,006,011
RAD CLO 14 Ltd., Series 2021-14A, Class E, 10.434%, (3 mo. SOFR + 6.762%), 1/15/35(1)(2)	950	928,607
Silver Point CLO 12 Ltd., Series 2025-12A, Class E, 8.979%, (3 mo. SOFR + 5.00%), 10/15/38(1)(2)	1,500	1,501,718
Sixth Street CLO XX Ltd., Series 2021-20A, Class ER, 9.168%, (3 mo. SOFR + 5.50%), 7/17/38(1)(2)	1,000	1,014,319
Symphony CLO XXXIII Ltd., Series 2022-33A, Class E1R, 9.018%, (3 mo. SOFR + 5.35%), 1/24/38(1)(2)	1,000	968,543

Eaton Vance
Floating Rate Portfolio
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Upland CLO Ltd.:
Series 2016-1A, Class CR, 6.829%, (3 mo. SOFR + 3.162%), 4/20/31(1)(2)	$4,500	$ 4,515,705
Series 2016-1A, Class DR, 9.829%, (3 mo. SOFR + 6.162%), 4/20/31(1)(2)	2,125	2,117,494
Voya CLO Ltd.:
Series 2015-3A, Class DR, 10.129%, (3 mo. SOFR + 6.462%), 10/20/31(1)(2)	5,500	5,193,061
Series 2018-2A, Class E, 9.184%, (3 mo. SOFR + 5.512%), 7/15/31(1)(2)	2,500	2,380,165
Wellfleet CLO Ltd.:
Series 2021-1A, Class D, 7.429%, (3 mo. SOFR + 3.762%), 4/20/34(1)(2)	1,200	1,186,606
Series 2021-3A, Class E, 11.034%, (3 mo. SOFR + 7.362%), 1/15/35(1)(2)	950	920,703
Windhill CLO 5 Ltd., 13.00%, 10/22/35	3,890	3,955,487
Total Asset-Backed Securities (identified cost $110,840,126)		$ 109,301,569

Common Stocks — 1.5%
Security	Shares	Value
Commercial Services & Supplies — 0.1%
Monitronics International, Inc.(3)(4)	223,950	$ 2,295,488
		$ 2,295,488
Containers and Glass Products — 0.0%†
LG Parent Holding Co.(3)(4)	250,979	$ 768,623
		$ 768,623
Electronic Equipment, Instruments & Components — 0.4%
Luxco Co. Ltd.(3)(4)	278,648	$ 5,326,011
Range Red Acquisitions LLC, Class A1(3)(4)(5)	8,745	12,177,063
		$ 17,503,074
Electronics/Electrical — 0.0%†
Skillsoft Corp.(3)(4)	44,676	$ 404,318
		$ 404,318
Entertainment — 0.0%†
New Cineworld Ltd.(3)(4)	80,602	$ 1,334,406
		$ 1,334,406
Health Care — 0.3%
Akorn Holding Co. LLC(3)(4)(5)	705,631	$ 0
Security	Shares	Value
Health Care (continued)
Cano Health, Inc.(3)(4)	314,140	$ 832,471
Envision Parent, Inc.(3)(4)	778,264	12,014,450
		$ 12,846,921
Household Durables — 0.3%
Serta Simmons Bedding, Inc.(3)(4)	1,348,933	$ 13,152,097
Serta SSB Equipment Co.(3)(4)(5)	1,348,933	0
		$ 13,152,097
Investment Companies — 0.0%
Aegletes BV(3)(4)(5)	116,244	$ 0
		$ 0
Machinery — 0.0%
Apex Tool Ultimate Holdings LLC(3)(4)(5)	113,307	$ 0
		$ 0
Nonferrous Metals/Minerals — 0.1%
ACNR Holdings, Inc., Class A(3)(4)	40,370	$ 4,338,079
		$ 4,338,079
Oil and Gas — 0.0%
AFG Holdings, Inc.(3)(4)(5)	498,342	$ 0
		$ 0
Pharmaceuticals — 0.3%
Mallinckrodt International Finance SA(3)(4)	100,308	$ 10,331,724
Par Health, Inc.(3)(4)	100,308	890,284
		$ 11,222,008
Retailers (Except Food and Drug) — 0.0%
Phillips Feed Service, Inc.(3)(4)(5)	2,590	$ 0
		$ 0
Telecommunications — 0.0%
Anuvu(3)(4)(5)	364,650	$ 0
		$ 0
Total Common Stocks (identified cost $109,929,222)		$ 63,865,014

Eaton Vance
Floating Rate Portfolio
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Corporate Bonds — 6.1%
Security	Principal Amount (000's omitted)	Value
Aerospace and Defense — 0.1%
Goat Holdco LLC, 6.75%, 2/1/32(1)	$1,800	$ 1,849,919
TransDigm, Inc., 6.75%, 8/15/28(1)	3,175	3,232,401
		$ 5,082,320
Air Transport — 0.4%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.:
5.50%, 4/20/26(1)	$573	$ 574,128
5.75%, 4/20/29(1)	10,875	10,993,418
United Airlines, Inc., 4.375%, 4/15/26(1)	2,640	2,639,556
		$ 14,207,102
Apparel & Luxury Goods — 0.1%
Champ Acquisition Corp., 8.375%, 12/1/31(1)	$3,600	$ 3,847,370
		$ 3,847,370
Automotive — 0.0%†
Adient Global Holdings Ltd., 7.00%, 4/15/28(1)	$675	$ 690,759
		$ 690,759
Building and Development — 0.1%
Smyrna Ready Mix Concrete LLC, 8.875%, 11/15/31(1)	$2,500	$ 2,666,712
Winnebago Industries, Inc., 6.25%, 7/15/28(1)	531	532,577
		$ 3,199,289
Business Equipment and Services — 0.3%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL:
4.625%, 6/1/28(1)	$4,475	$ 4,424,932
4.625%, 6/1/28(1)	9,725	9,598,483
		$ 14,023,415
Chemicals — 0.4%
Olympus Water U.S. Holding Corp.:
4.25%, 10/1/28(1)	$9,350	$ 9,093,048
7.25%, 2/15/33(1)	6,250	6,229,303
		$ 15,322,351
Commercial Services — 0.2%
Herc Holdings, Inc., 7.00%, 6/15/30(1)	$1,990	$ 2,089,864
Security	Principal Amount (000's omitted)	Value
Commercial Services (continued)
Neptune Bidco U.S., Inc., 9.29%, 4/15/29(1)	$5,550	$ 5,703,130
		$ 7,792,994
Computers — 0.0%†
Diebold Nixdorf, Inc., 7.75%, 3/31/30(1)	$1,800	$ 1,910,833
		$ 1,910,833
Diversified Financial Services — 0.1%
Aretec Group, Inc., 10.00%, 8/15/30(1)	$3,802	$ 4,100,229
		$ 4,100,229
Diversified Telecommunication Services — 0.6%
Altice France SA:
6.50%, 10/15/31(1)	$991	$ 966,674
6.50%, 4/15/32(1)	10,461	10,223,722
9.50%, 11/1/29(1)	7,107	7,298,254
Virgin Media Secured Finance PLC, 4.50%, 8/15/30(1)	6,500	6,009,709
		$ 24,498,359
Drugs — 0.2%
Jazz Securities DAC, 4.375%, 1/15/29(1)	$9,150	$ 9,007,562
		$ 9,007,562
Electronics/Electrical — 0.3%
Imola Merger Corp., 4.75%, 5/15/29(1)	$13,925	$ 13,708,771
		$ 13,708,771
Engineering & Construction — 0.0%†
Artera Services LLC, 8.50%, 2/15/31(1)	$1,175	$ 955,853
		$ 955,853
Entertainment — 0.1%
Caesars Entertainment, Inc., 6.50%, 2/15/32(1)	$2,925	$ 2,992,319
		$ 2,992,319
Health Care — 0.3%
Global Medical Response, Inc., 7.375%, 10/1/32(1)	$1,755	$ 1,815,925
Medline Borrower LP, 3.875%, 4/1/29(1)	9,800	9,589,352
Tenet Healthcare Corp., 4.25%, 6/1/29	2,150	2,113,985
		$ 13,519,262

Eaton Vance
Floating Rate Portfolio
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Household Products — 0.1%
Kronos Acquisition Holdings, Inc., 8.25%, 6/30/31(1)	$5,000	$ 3,531,250
		$ 3,531,250
Insurance — 0.7%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7.00%, 1/15/31(1)	$1,750	$ 1,815,454
AmWINS Group, Inc., 6.375%, 2/15/29(1)	4,850	4,979,529
Asurion LLC & Asurion Co-Issuer, Inc., 8.375%, 2/1/34(1)	7,000	7,083,301
Panther Escrow Issuer LLC, 7.125%, 6/1/31(1)	15,325	15,793,117
		$ 29,671,401
Machinery — 0.6%
Columbus McKinnon Corp., 7.125%, 2/1/33(1)	$3,150	$ 3,168,569
LSF12 Helix Parent LLC, 7.125%, 2/1/33(1)(6)	1,575	1,583,561
Madison IAQ LLC, 4.125%, 6/30/28(1)	13,050	12,901,159
TK Elevator U.S. Newco, Inc., 5.25%, 7/15/27(1)	5,650	5,660,430
		$ 23,313,719
Professional Services — 0.1%
CoreLogic, Inc., 4.50%, 5/1/28(1)	$3,025	$ 2,970,953
		$ 2,970,953
Real Estate Investment Trusts (REITs) — 0.2%
Cushman & Wakefield U.S. Borrower LLC, 6.75%, 5/15/28(1)	$6,393	$ 6,436,372
		$ 6,436,372
Retail — 0.3%
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 4.625%, 1/15/29(1)	$10,580	$ 10,237,178
		$ 10,237,178
Software — 0.6%
Cloud Software Group, Inc.:
8.25%, 6/30/32(1)	$9,930	$ 10,109,713
9.00%, 9/30/29(1)	7,100	7,177,754
UKG, Inc., 6.875%, 2/1/31(1)	7,850	7,849,952
		$ 25,137,419
Technology — 0.2%
Clarivate Science Holdings Corp., 3.875%, 7/1/28(1)	$9,650	$ 9,115,169
		$ 9,115,169
Security	Principal Amount (000's omitted)	Value
Telecommunications — 0.1%
Vmed O2 U.K. Financing I PLC, 4.25%, 1/31/31(1)	$3,550	$ 3,214,281
		$ 3,214,281
Total Corporate Bonds (identified cost $248,965,783)		$ 248,486,530

Exchange-Traded Funds — 1.2%
Security	Shares	Value
Income Funds — 1.2%
Eaton Vance Floating-Rate ETF(7)	577,500	$ 28,324,643
Eldridge BBB-B CLO ETF	750,000	20,085,000
		$ 48,409,643
Total Exchange-Traded Funds (identified cost $49,018,240)		$ 48,409,643

Preferred Stocks — 0.4%
Security	Shares	Value
Beverages — 0.3%
Citybrewing Topco LLC(3)(4)(5)	2,451,038	$ 13,112,129
		$ 13,112,129
Technology — 0.1%
Cohesity Global, Inc.:
Series G(3)	78,854	$ 1,734,788
Series G1(3)	54,480	1,321,140
		$ 3,055,928
Total Preferred Stocks (identified cost $20,131,586)		$ 16,168,057

Senior Floating-Rate Loans — 83.9%(8)
Borrower/Description	Principal Amount* (000's omitted)		Value
Aerospace and Defense — 2.0%
Aernnova Aerospace SAU, Term Loan, 6.026%, (3 mo. EURIBOR + 4.00%), 2/27/30	EUR	5,550	$ 6,414,256
Air Comm Corp. LLC:
Term Loan, 6.44% - 6.572%, (3 mo. USD Term SOFR + 2.75%), 12/11/31		13,208	13,246,092

Eaton Vance
Floating Rate Portfolio
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Aerospace and Defense (continued)
Air Comm Corp. LLC: (continued)
Term Loan, 12/11/31(9)	644	$ 645,723
HDI Aerospace Intermediate Holding III Corp., Term Loan, 7.40%, (3 mo. USD Term SOFR + 3.75%), 2/11/32	6,005	6,045,907
Kaman Corp.:
Term Loan, 6.146%, (3 mo. USD Term SOFR + 2.50%), 2/26/32(9)	717	717,877
Term Loan, 6.322% - 6.544%, (3 mo. USD Term SOFR + 2.50%, 6 mo. USD Term SOFR + 2.50%), 2/26/32	7,569	7,575,081
TransDigm, Inc.:
Term Loan, 5.922%, (1 mo. USD Term SOFR + 2.25%), 3/22/30	29,043	29,050,116
Term Loan, 6.172%, (1 mo. USD Term SOFR + 2.50%), 2/28/31	9,113	9,119,437
Term Loan, 8/19/32(10)	3,975	3,976,510
Vista Management Holding, Inc., Term Loan, 7.411%, (3 mo. USD Term SOFR + 3.75%), 4/1/31	5,519	5,543,397
		$ 82,334,396
Air Freight & Logistics — 0.1%
AIT Worldwide Logistics, Inc., Term Loan, 7.887%, (3 mo. USD Term SOFR + 4.00%), 4/8/30	5,866	$ 5,892,029
		$ 5,892,029
Airlines — 0.7%
American Airlines, Inc.:
Term Loan, 5.918%, (3 mo. USD Term SOFR + 2.25%), 4/20/28	25,138	$ 25,190,822
Term Loan, 6.918%, (3 mo. USD Term SOFR + 3.25%), 5/28/32	1,985	1,991,203
		$ 27,182,025
Apparel & Luxury Goods — 0.5%
Beach Acquisition Bidco LLC, Term Loan, 6.922%, (3 mo. USD Term SOFR + 3.25%), 9/12/32	6,875	$ 6,896,484
Gloves Buyer, Inc., Term Loan, 7.672%, (1 mo. USD Term SOFR + 4.00%), 5/21/32	15,536	15,481,065
		$ 22,377,549
Auto Components — 1.7%
Adient U.S. LLC, Term Loan, 5.672%, (1 mo. USD Term SOFR + 2.00%), 1/31/31	6,360	$ 6,362,519
Autokiniton U.S. Holdings, Inc., Term Loan, 7.786%, (1 mo. USD Term SOFR + 4.00%), 4/6/28	12,678	12,662,215
Borrower/Description	Principal Amount* (000's omitted)		Value
Auto Components (continued)
Clarios Global LP:
Term Loan, 4.954%, (1 mo. EURIBOR + 3.00%), 7/16/31	EUR	1,515	$ 1,810,163
Term Loan, 6.422%, (1 mo. USD Term SOFR + 2.75%), 1/28/32		5,636	5,651,712
DexKo Global, Inc.:
Term Loan, 6.026%, (3 mo. EURIBOR + 4.00%), 10/4/28	EUR	1,711	2,011,253
Term Loan, 6.026%, (3 mo. EURIBOR + 4.00%), 10/4/28	EUR	4,539	5,336,099
Term Loan, 7.678%, (3 mo. USD Term SOFR + 3.75%), 10/4/28		1,767	1,761,018
First Brands Group LLC:
DIP Loan, 13.688%, (1 mo. USD Term SOFR + 10.00%), 5.238% Cash, 8.45% PIK, 6/29/26		833	125,589
Term Loan, 0.00%, 3/30/27(11)		95	530
Lippert Colipper, Term Loan, 5.922%, (1 mo. USD Term SOFR + 2.25%), 3/25/32		3,325	3,345,698
LTI Holdings, Inc., Term Loan, 7.422%, (1 mo. USD Term SOFR + 3.75%), 7/29/29		16,494	16,552,786
RealTruck Group, Inc.:
Term Loan, 7.536%, (1 mo. USD Term SOFR + 3.75%), 1/31/28		11,374	8,896,156
Term Loan, 8.786%, (1 mo. USD Term SOFR + 5.00%), 1/31/28		7,000	5,490,905
			$ 70,006,643
Automobiles — 0.4%
Bombardier Recreational Products, Inc., Term Loan, 5.922%, (1 mo. USD Term SOFR + 2.25%), 1/22/31		10,338	$ 10,371,625
MajorDrive Holdings IV LLC:
Term Loan, 7.934%, (3 mo. USD Term SOFR + 4.00%), 6/1/28		4,410	4,211,453
Term Loan, 9.322%, (3 mo. USD Term SOFR + 5.50%), 6/1/29		2,092	2,000,444
			$ 16,583,522
Beverages — 0.7%
City Brewing Co. LLC, Term Loan, 10.822%, (3 mo. USD Term SOFR + 7.00%), 9/30/30		2,361	$ 968,196
Primo Brands Corp., Term Loan, 5.922%, (3 mo. USD Term SOFR + 2.25%), 3/31/28		27,121	27,161,028
			$ 28,129,224
Biotechnology — 0.5%
Alkermes, Inc., Term Loan, 1/28/31(10)		5,225	$ 5,251,125

Eaton Vance
Floating Rate Portfolio
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Biotechnology (continued)
Alltech, Inc., Term Loan, 8.036%, (1 mo. USD Term SOFR + 4.25%), 8/13/30		12,095	$ 12,186,222
Grifols Worldwide Operations USA, Inc., Term Loan, 5.972%, (3 mo. USD Term SOFR + 2.00%), 11/15/27		3,023	3,022,514
			$ 20,459,861
Broadline Retail — 0.8%
Peer Holding III BV:
Term Loan, 4.769%, (3 mo. EURIBOR + 2.75%), 9/29/32	EUR	1,175	$ 1,400,683
Term Loan, 4.776%, (3 mo. EURIBOR + 2.75%), 11/26/31	EUR	5,725	6,824,637
Term Loan, 6.172%, (3 mo. USD Term SOFR + 2.50%), 10/28/30		11,274	11,286,871
Term Loan, 6.172%, (3 mo. USD Term SOFR + 2.50%), 7/1/31		13,291	13,305,702
			$ 32,817,893
Building Products — 0.3%
LBM Acquisition LLC, Term Loan, 7.521%, (1 mo. USD Term SOFR + 3.75%), 6/6/31		9,162	$ 8,842,719
MI Windows & Doors LLC, Term Loan, 6.422%, (1 mo. USD Term SOFR + 2.75%), 3/28/31		3,883	3,888,600
Sport Group Holding GmbH, Term Loan, 6.026%, (3 mo. EURIBOR + 4.00%), 7/8/31	EUR	1,300	1,412,546
			$ 14,143,865
Capital Markets — 2.9%
AllSpring Buyer LLC, Term Loan, 6.688%, (3 mo. USD Term SOFR + 3.00%), 11/1/30		12,932	$ 12,957,611
Citco Funding LLC, Term Loan, 1/30/33(10)		5,225	5,234,823
Edelman Financial Center LLC, Term Loan, 6.672%, (1 mo. USD Term SOFR + 3.00%), 4/7/28		9,850	9,865,332
EIG Management Co. LLC, Term Loan, 8.672%, (1 mo. USD Term SOFR + 5.00%), 5/17/29		3,562	3,562,034
Focus Financial Partners LLC, Term Loan, 6.172%, (1 mo. USD Term SOFR + 2.50%), 9/15/31		10,811	10,761,721
Franklin Square Holdings LP, Term Loan, 5.922%, (1 mo. USD Term SOFR + 2.25%), 4/25/31		4,749	4,535,355
Guggenheim Partners LLC, Term Loan, 6.172%, (3 mo. USD Term SOFR + 2.50%), 11/26/31		23,920	23,979,732
HighTower Holdings LLC, Term Loan, 6.651%, (3 mo. USD Term SOFR + 2.75%), 2/3/32		2,628	2,624,764
Kestra Advisor Services Holdings A, Inc., Term Loan, 6.672%, (1 mo. USD Term SOFR + 3.00%), 3/22/31		6,392	6,380,801
Borrower/Description	Principal Amount* (000's omitted)		Value
Capital Markets (continued)
Mariner Wealth Advisors LLC , Term Loan, 5.936%, (3 mo. USD Term SOFR + 2.25%), 12/31/30		2,494	$ 2,499,673
NEXUS Buyer LLC, Term Loan, 7.172%, (1 mo. USD Term SOFR + 3.50%), 7/31/31		4,234	4,146,387
Orion Advisor Solutions, Inc., Term Loan, 6.421%, (3 mo. USD Term SOFR + 2.75%), 9/24/30		9,894	9,884,786
Orion U.S. Finco, Inc., Term Loan, 7.15%, (3 mo. USD Term SOFR + 3.50%), 10/8/32		6,625	6,636,759
Osaic Holdings, Inc., Term Loan, 6.595%, (6 mo. USD Term SOFR + 3.00%), 7/30/32		8,521	8,470,263
Victory Capital Holdings, Inc., Term Loan, 5.672%, (3 mo. USD Term SOFR + 2.00%), 9/23/32		8,853	8,881,584
			$ 120,421,625
Chemicals — 1.8%
Charter NEX U.S., Inc., Term Loan, 6.188%, (1 mo. USD Term SOFR + 2.50%), 11/29/30		11,660	$ 11,681,200
Chemours Co., Term Loan, 10/15/32(10)		6,375	6,352,687
CP Iris HoldCo I, Inc.:
Term Loan, 7.672%, (1 mo. USD Term SOFR + 4.00%), 10/27/32		7,483	7,451,690
Term Loan, 10/27/32(9)		692	688,812
Discovery Purchaser Corp., Term Loan, 7.419%, (3 mo. USD Term SOFR + 3.75%), 10/4/29		4,370	4,108,145
INEOS U.S. Finance LLC:
Term Loan, 6.672%, (1 mo. USD Term SOFR + 3.00%), 2/7/31		3,228	2,272,961
Term Loan, 6.922%, (1 mo. USD Term SOFR + 3.25%), 2/18/30		8,541	6,192,003
Lonza Group AG, Term Loan, 7.697%, (3 mo. USD Term SOFR + 3.93%), 7/3/28		10,167	8,655,009
Minerals Technologies, Inc., Term Loan, 5.672%, (1 mo. USD Term SOFR + 2.00%), 11/26/31		4,752	4,775,760
Olympus Water U.S. Holding Corp., Term Loan, 6.672%, (3 mo. USD Term SOFR + 3.00%), 6/20/31		2,958	2,921,089
Rohm Holding GmbH, Term Loan, 7.399%, (6 mo. EURIBOR + 5.00%), 7.149% Cash, 0.25% PIK, 1/31/29	EUR	11	11,883
SCUR-Alpha 1503 GmbH, Term Loan, 9.167%, (3 mo. USD Term SOFR + 5.50%), 3/29/30		4,570	4,319,887
Tronox Finance LLC, Term Loan, 6.172%, (1 mo. USD Term SOFR + 2.50%, 3 mo. USD Term SOFR + 2.50%), 9/30/31		11,454	9,335,161
W.R. Grace & Co.-Conn., Term Loan, 6.672%, (3 mo. USD Term SOFR + 3.00%), 8/19/32		5,536	5,522,285
			$ 74,288,572

Eaton Vance
Floating Rate Portfolio
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Commercial Services & Supplies — 3.6%
Albion Financing 3 SARL, Term Loan, 6.868%, (3 mo. USD Term SOFR + 3.00%), 5/21/31		6,813	$ 6,795,019
Allied Universal Holdco LLC, Term Loan, 6.922%, (1 mo. USD Term SOFR + 3.25%), 8/20/32		11,663	11,699,058
Anticimex International AB, Term Loan, 7.31%, (3 mo. USD Term SOFR + 2.90%), 11/17/31		2,998	3,008,201
Belfor Holdings, Inc., Term Loan, 6.422%, (1 mo. USD Term SOFR + 2.75%), 11/1/30		5,697	5,707,887
EnergySolutions LLC, Term Loan, 6.922%, (1 mo. USD Term SOFR + 3.25%), 9/20/30		13,403	13,453,543
Foundever Group:
Term Loan, 5.77%, (3 mo. EURIBOR + 3.75%), 8/28/28	EUR	3,925	2,442,561
Term Loan, 7.758%, (3 mo. USD Term SOFR + 3.75%), 8/28/28		11,926	6,410,069
Garda World Security Corp., Term Loan, 6.421%, (3 mo. USD Term SOFR + 2.75%), 2/1/29		13,311	13,311,110
Gategroup Fin Luxembourg SA, Term Loan, 7.201%, (3 mo. USD Term SOFR + 3.50%), 6/10/32		1,990	1,998,288
Geosyntec Consultants, Term Loan, 6.672%, (1 mo. USD Term SOFR + 3.00%), 7/31/31		948	949,994
GFL Environmental, Inc., Term Loan, 6.273%, (3 mo. USD Term SOFR + 2.50%), 3/3/32		16,359	16,386,320
Harsco Corp., Term Loan, 6.036%, (1 mo. USD Term SOFR + 2.25%), 6/9/28		590	589,211
Heritage-Crystal Clean, Inc., Term Loan, 7.423%, (1 mo. USD Term SOFR + 3.75%), 10/17/30		13,757	13,836,844
LSF12 Crown U.S. Commercial Bidco LLC, Term Loan, 6.675%, (1 mo. USD Term SOFR + 3.00%), 12/2/31		19,382	19,442,509
Monitronics International, Inc., Term Loan, 11.434%, (1 mo. USD Term SOFR + 7.50%, 3 mo. USD Term SOFR + 7.50%), 6/30/28		8,235	8,242,257
MV Holding GmbH:
Term Loan, 4.204%, (1 mo. EURIBOR + 2.25%), 3/17/32	EUR	1,475	1,760,577
Term Loan, 5.672%, (1 mo. USD Term SOFR + 2.00%), 3/17/32		5,647	5,657,248
Prime Security Services Borrower LLC, Term Loan, 5.688%, (1 mo. USD Term SOFR + 2.00%), 10/13/30		7,425	7,420,660
Tidal Waste & Recycling Holdings LLC, Term Loan, 6.422%, (3 mo. USD Term SOFR + 2.75%), 10/24/31		6,753	6,798,580
			$ 145,909,936
Borrower/Description	Principal Amount* (000's omitted)		Value
Communications Equipment — 0.1%
Viavi Solutions, Inc., Term Loan, 6.171%, (3 mo. USD Term SOFR + 2.50%), 10/16/32		4,625	$ 4,640,424
			$ 4,640,424
Construction Materials — 0.6%
Gibraltar Industries, Inc., Term Loan, 2/2/33(10)		4,175	$ 4,185,437
Knife River HoldCo, Term Loan, 5.738%, (3 mo. USD Term SOFR + 2.00%), 3/8/32		2,357	2,371,932
Quikrete Holdings, Inc.:
Term Loan, 5.922%, (1 mo. USD Term SOFR + 2.25%), 3/19/29		8,209	8,228,345
Term Loan, 5.922%, (1 mo. USD Term SOFR + 2.25%), 4/14/31		12	12,245
Term Loan, 5.922%, (1 mo. USD Term SOFR + 2.25%), 2/10/32		9,450	9,460,527
Smyrna Ready Mix Concrete LLC, Term Loan, 6.672%, (1 mo. USD Term SOFR + 3.00%), 4/2/29		1,194	1,194,737
			$ 25,453,223
Consumer Staples Distribution & Retail — 0.5%
Boots Group Bidco Ltd.:
Term Loan, 5.582%, (3 mo. EURIBOR + 3.50%), 8/30/32	EUR	6,075	$ 7,262,963
Term Loan, 7.206%, (3 mo. USD Term SOFR + 3.50%), 8/30/32		13,325	13,388,827
			$ 20,651,790
Containers & Packaging — 1.5%
Altium Packaging LLC, Term Loan, 6.172%, (1 mo. USD Term SOFR + 2.50%), 6/11/31		4,703	$ 4,499,578
Berlin Packaging LLC, Term Loan, 6.911% - 6.922%, (3 mo. USD Term SOFR + 3.25%), 6/7/31		8,834	8,835,426
Clydesdale Acquisition Holdings, Inc., Term Loan, 6.847%, (1 mo. USD Term SOFR + 3.18%), 4/13/29		20,672	20,603,581
Owens-Illinois, Inc., Term Loan, 6.672%, (1 mo. USD Term SOFR + 3.00%), 9/30/32		9,000	9,036,585
Pregis TopCo Corp., Term Loan, 7.672%, (1 mo. USD Term SOFR + 4.00%), 2/1/29		1,995	2,004,012
Pretium PKG Holdings, Inc., Term Loan - Second Lien, 10.855%, (3 mo. USD Term SOFR + 6.75%), 10/1/29		6,675	315,227

Eaton Vance
Floating Rate Portfolio
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Containers & Packaging (continued)
Proampac PG Borrower LLC, Term Loan, 7.672% - 7.878%, (3 mo. USD Term SOFR + 4.00%), 9/15/28		11,796	$ 11,822,709
Trivium Packaging BV, Term Loan, 5.776%, (3 mo. EURIBOR + 3.75%), 5/28/30	EUR	4,800	5,720,800
			$ 62,837,918
Distributors — 0.7%
BradyPlus Holdings LLC, Term Loan, 7.172%, (3 mo. USD Term SOFR + 3.50%), 12/29/32		9,025	$ 8,987,366
Parts Europe SA, Term Loan, 5.033%, (3 mo. EURIBOR + 3.00%), 2/3/31	EUR	14,275	17,079,498
Phillips Feed Service, Inc., Term Loan, 10.772%, (1 mo. USD Term SOFR + 7.00%), 11/13/26(5)		460	282,642
Rubix Group Midco 3 Ltd., Term Loan, 6.083%, (6 mo. EURIBOR + 4.00%), 9/30/28	EUR	1,500	1,784,692
			$ 28,134,198
Diversified Consumer Services — 1.2%
Ascend Learning LLC, Term Loan, 6.672%, (1 mo. USD Term SOFR + 3.00%), 12/11/28		15,086	$ 14,958,268
Belron U.K. Finance PLC, Term Loan, 4.74%, (3 mo. EURIBOR + 2.75%), 10/16/31	EUR	7,850	9,346,215
Fugue Finance BV, Term Loan, 6.572%, (3 mo. USD Term SOFR + 2.75%), 1/9/32		5,000	4,974,876
KUEHG Corp., Term Loan, 6.422%, (3 mo. USD Term SOFR + 2.75%), 6/12/30		5	4,620
Lernen Bidco Ltd., Term Loan, 7.41%, (6 mo. USD Term SOFR + 3.50%), 10/27/31		4,975	4,985,311
Spring Education Group, Inc., Term Loan, 6.922%, (3 mo. USD Term SOFR + 3.25%), 10/4/30		3,651	3,661,251
Wand NewCo 3, Inc., Term Loan, 6.172%, (1 mo. USD Term SOFR + 2.50%), 1/30/31		9,026	9,031,950
			$ 46,962,491
Diversified Financial Services — 0.2%
Concorde Midco Ltd., Term Loan, 5.526%, (3 mo. EURIBOR + 3.50%), 3/1/30	EUR	8,730	$ 9,758,260
			$ 9,758,260
Diversified Telecommunication Services — 0.7%
Altice France SA, Term Loan, 9.047%, (3 mo. USD Term SOFR + 5.38%), 5/14/29		4,879	$ 4,890,835
Level 3 Financing, Inc., Term Loan, 6.922%, (1 mo. USD Term SOFR + 3.25%), 3/29/32		10,851	10,880,446
Borrower/Description	Principal Amount* (000's omitted)		Value
Diversified Telecommunication Services (continued)
Lumen Technologies, Inc.:
Term Loan, 6.136%, (1 mo. USD Term SOFR + 2.35%), 4/16/29		2,798	$ 2,794,991
Term Loan, 6.136%, (1 mo. USD Term SOFR + 2.35%), 4/15/30		7,800	7,767,379
Virgin Media Bristol LLC, Term Loan, 7.052%, (6 mo. USD Term SOFR + 3.18%), 3/31/31		2,563	2,523,255
			$ 28,856,906
Electric Utilities — 0.5%
MRP Buyer LLC:
Term Loan, 6.922%, (3 mo. USD Term SOFR + 3.25%), 6/4/32		17,034	$ 16,964,764
Term Loan, 6.922%, (3 mo. USD Term SOFR + 3.25%), 6/4/32(9)		2,170	2,161,301
			$ 19,126,065
Electrical Equipment — 0.8%
Dynamo Newco II GmbH, Term Loan, 6.938%, (1 mo. USD Term SOFR + 3.25%), 9/30/31		3,086	$ 3,094,703
Finco Utilitas BV, Term Loan, 9/30/30(10)	EUR	4,750	5,646,851
Kohler Energy Co. LLC, Term Loan, 7.422%, (3 mo. USD Term SOFR + 3.75%), 5/1/31		10,586	10,604,153
Nvent Electric PLC, Term Loan, 6.70%, (1 mo. USD Term SOFR + 3.00%), 1/30/32		2,388	2,389,994
WEC U.S. Holdings Ltd., Term Loan, 5.70%, (1 mo. USD Term SOFR + 2.00%), 1/27/31		8,965	8,966,794
			$ 30,702,495
Electronic Equipment, Instruments & Components — 1.6%
Chamberlain Group, Inc., Term Loan, 6.422%, (1 mo. USD Term SOFR + 2.75%), 9/8/32		13,582	$ 13,588,677
Creation Technologies, Inc., Term Loan, 9.413%, (3 mo. USD Term SOFR + 5.50%), 10/5/28		12,523	12,398,176
Range Red Operating, Inc.:
Term Loan, 11.989%, (3 mo. USD Term SOFR + 8.00%), 10/1/29(5)		3,183	2,546,601
Term Loan - Second Lien, 11.989%, (3 mo. USD Term SOFR + 8.00%), 10/1/29(5)		13,353	10,682,618
Resilience Parent LLC, Term Loan, 1/21/33(10)		13,325	13,325,000
Sector Alarm Holding AS, Term Loan, 6/14/32(10)	EUR	375	446,228
Spectris PLC:
Term Loan, 5.303%, (3 mo. EURIBOR + 3.25%), 12/6/32	EUR	2,175	2,598,013
Term Loan, 6.604%, (3 mo. USD Term SOFR + 2.75%), 12/6/32		3,550	3,561,111

Eaton Vance
Floating Rate Portfolio
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Electronic Equipment, Instruments & Components (continued)
TTM Technologies, Inc., Term Loan, 5.95%, (1 mo. USD Term SOFR + 2.25%), 5/30/30		2,047	$ 2,064,429
Verifone Systems, Inc., Term Loan, 9.178%, (3 mo. USD Term SOFR + 5.25%), 8/18/28		6,422	5,956,484
			$ 67,167,337
Energy Equipment & Services — 0.2%
Ameriforge Group, Inc.:
Term Loan, 14.789%, (1 mo. USD Term SOFR + 11.00%), 3.789% Cash, 11.00% PIK, 12/31/25(5)		4,088	$ 79,317
Term Loan, 14.789%, (1 mo. USD Term SOFR + 11.00%), 3.789% Cash, 11.00% PIK, 12/31/25(5)		35,300	684,823
PG Investment Co. 59 SARL, Term Loan, 5.922%, (3 mo. USD Term SOFR + 2.25%), 3/26/31		8,249	8,260,060
			$ 9,024,200
Engineering & Construction — 1.3%
American Residential Services LLC, Term Loan, 6.422%, (3 mo. USD Term SOFR + 2.75%), 2/2/32		1,211	$ 1,215,968
Artera Services LLC, Term Loan, 8.172%, (3 mo. USD Term SOFR + 4.50%), 2/15/31		8,521	6,903,799
Azuria Water Solutions, Inc.:
Term Loan, 6.672%, (1 mo. USD Term SOFR + 3.00%), 5/17/28		14,198	14,208,329
Term Loan, 5/17/28(9)		565	565,336
Construction Partners, Inc., Term Loan, 6.172%, (1 mo. USD Term SOFR + 2.50%), 11/3/31		4,777	4,786,471
Green Infrastructure Partners, Inc., Term Loan, 6.422%, (3 mo. USD Term SOFR + 2.75%), 9/24/32		7,975	7,989,993
Northstar Group Services, Inc., Term Loan, 8.417%, (3 mo. USD Term SOFR + 4.75%), 5/31/30		13,732	13,823,936
Salas O'Brien, Inc.:
Term Loan, 1/21/33(9)(10)		425	426,062
Term Loan, 1/29/33(10)		2,550	2,556,375
			$ 52,476,269
Entertainment — 2.0%
Creative Artists Agency LLC, Term Loan, 6.172%, (1 mo. USD Term SOFR + 2.50%), 10/1/31		9,642	$ 9,643,825
Dorna Sports SL, Term Loan, 4.874%, (6 mo. EURIBOR + 2.75%), 8/18/32	EUR	1,850	2,208,466
EOC Borrower LLC, Term Loan, 6.422%, (1 mo. USD Term SOFR + 2.75%), 3/24/32		28,427	28,480,438
Borrower/Description	Principal Amount* (000's omitted)	Value
Entertainment (continued)
Playtika Holding Corp., Term Loan, 6.536%, (1 mo. USD Term SOFR + 2.75%), 3/13/28	9,570	$ 9,308,348
Pretzel Parent, Inc., Term Loan, 8.172%, (1 mo. USD Term SOFR + 4.50%), 10/1/31	9,230	9,045,645
TKO Worldwide Holdings LLC, Term Loan, 5.868%, (3 mo. USD Term SOFR + 2.00%), 11/21/31	14,620	14,668,711
Varsity Brands, Inc., Term Loan, 6.672%, (3 mo. USD Term SOFR + 3.00%), 8/26/31	9,747	9,758,944
		$ 83,114,377
Financial Services — 1.4%
CPI Holdco B LLC, Term Loan, 5.672%, (1 mo. USD Term SOFR + 2.00%), 5/19/31	16,175	$ 16,120,396
NCR Atleos LLC, Term Loan, 6.701%, (3 mo. USD Term SOFR + 3.00%), 4/16/29	7,284	7,210,700
Nuvei Technologies Corp., Term Loan, 6.172%, (1 mo. USD Term SOFR + 2.50%), 11/17/31	997	990,900
Planet U.S. Buyer LLC, Term Loan, 6.822%, (3 mo. USD Term SOFR + 3.00%), 2/7/31	8,873	8,892,873
Shift4 Payments LLC, Term Loan, 5.672%, (3 mo. USD Term SOFR + 2.00%), 7/3/32	2,269	2,285,856
Synechron, Inc., Term Loan, 7.572%, (3 mo. USD Term SOFR + 3.75%), 10/3/31	9,365	9,224,069
TMF Group Holding BV, Term Loan, 6.402%, (3 mo. USD Term SOFR + 2.75%), 5/3/28	6,389	6,391,732
Walker & Dunlop, Inc., Term Loan, 5.671%, (1 mo. USD Term SOFR + 2.00%), 3/14/32	6,699	6,732,872
		$ 57,849,398
Food Products — 1.3%
Del Monte Foods, Inc.:
DIP Loan, 13.28%, (1 mo. USD Term SOFR + 9.50%), 4/2/26	3,250	$ 3,127,735
Term Loan, 0.00%, 8/2/28(11)	873	439,523
Term Loan, 0.00%, 8/2/28(11)	776	390,669
Term Loan, 13.275% - 13.28%, (1 mo. USD Term SOFR + 9.50%), 4/2/26	4,268	3,435,488
Term Loan - Second Lien, 0.00%, 8/2/28(11)	6,167	292,927
Froneri Lux Finco SARL:
Term Loan, 5.877%, (6 mo. USD Term SOFR + 2.25%), 9/30/32	7,150	7,150,536
Term Loan, 5.885%, (6 mo. USD Term SOFR + 2.25%), 9/30/31	4,608	4,606,083
Golden State Food LLC, Term Loan, 7.171%, (3 mo. USD Term SOFR + 3.50%), 12/4/31	6,569	6,597,403
Newly Weds Foods, Inc., Term Loan, 5.921%, (1 mo. USD Term SOFR + 2.25%), 3/15/32	9,254	9,276,680

Eaton Vance
Floating Rate Portfolio
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Food Products (continued)
Nomad Foods Europe Midco Ltd., Term Loan, 6.276%, (6 mo. USD Term SOFR + 2.50%), 10/28/32		7,794	$ 7,808,501
PFI Lower Midco LLC, Term Loan, 7.672%, (1 mo. USD Term SOFR + 4.00%), 12/1/32		5,475	5,509,246
Valeo F1 Co. Ltd. (Ireland), Term Loan, 8.968%, (6 mo. GBP SONIA + 5.00%), 9/29/28	GBP	2,500	3,418,019
			$ 52,052,810
Gas Utilities — 0.2%
CQP Holdco LP, Term Loan, 5.422%, (1 mo. USD Term SOFR + 1.75%), 12/31/32		3,347	$ 3,338,337
Stonepeak Bayou Holdings LP, Term Loan, 6.422%, (3 mo. USD Term SOFR + 2.75%), 10/1/32		4,300	4,133,375
			$ 7,471,712
Ground Transportation — 0.2%
Student Transportation of America Holdings, Inc., Term Loan, 6.402%, (3 mo. USD Term SOFR + 2.75%), 6/24/32		7,537	$ 7,586,569
			$ 7,586,569
Health Care Equipment & Supplies — 1.1%
Bausch & Lomb Corp., Term Loan, 7.422%, (1 mo. USD Term SOFR + 3.75%), 1/15/31		17,126	$ 17,275,749
Hologic, Inc.:
Term Loan, 1/14/33(10)		10,600	10,535,764
Term Loan, 1/14/33(10)	EUR	1,150	1,365,599
Journey Personal Care Corp., Term Loan, 7.422%, (1 mo. USD Term SOFR + 3.75%), 3/1/28		6,400	6,334,520
Medline Borrower LP, Term Loan, 5.422%, (1 mo. USD Term SOFR + 1.75%), 10/23/30		10,618	10,660,213
			$ 46,171,845
Health Care Providers & Services — 5.3%
AEA International Holdings (Lux) SARL, Term Loan, 6.422%, (3 mo. USD Term SOFR + 2.75%), 9/7/28		7,449	$ 7,449,480
Cano Health LLC, Term Loan, 13.672%, (3 mo. USD Term SOFR + 10.00%), 6/28/29		1,581	1,146,227
Concentra Health Services, Inc., Term Loan, 5.672%, (1 mo. USD Term SOFR + 2.00%), 7/26/31		3,490	3,502,920
Electron BidCo, Inc., Term Loan, 6.172%, (1 mo. USD Term SOFR + 2.50%), 11/1/28		4,695	4,702,988
Borrower/Description	Principal Amount* (000's omitted)		Value
Health Care Providers & Services (continued)
Ensemble RCM LLC:
Term Loan, 6.667%, (3 mo. USD Term SOFR + 3.00%), 8/1/29		13,507	$ 13,412,324
Term Loan, 2/9/33		8,850	8,838,938
Global Medical Response, Inc., Term Loan, 7.17%, (3 mo. USD Term SOFR + 3.50%), 10/1/32		9,125	9,167,112
Hanger, Inc.:
Term Loan, 7.172%, (1 mo. USD Term SOFR + 3.50%), 10/23/31		9,275	9,308,763
Term Loan, 7.172%, (1 mo. USD Term SOFR + 3.50%), 10/23/31(9)		1,199	1,203,766
Heartland Dental LLC, Term Loan, 7.422%, (1 mo. USD Term SOFR + 3.75%), 8/25/32		11,318	11,334,649
IVC Acquisition Ltd.:
Term Loan, 6.035%, (3 mo. EURIBOR + 4.00%), 12/12/28	EUR	4,100	4,847,030
Term Loan, 7.422%, (3 mo. USD Term SOFR + 3.75%), 12/12/28		10,388	10,405,345
MDVIP, Inc., Term Loan, 6.673%, (1 mo. USD Term SOFR + 3.00%), 10/14/31		5,520	5,533,611
MED ParentCo LP, Term Loan, 6.672%, (1 mo. USD Term SOFR + 3.00%), 4/15/31		9,482	9,491,273
Medical Solutions Holdings, Inc., Term Loan - Second Lien, 10.767%, (3 mo. USD Term SOFR + 7.00%), 11/1/29		9,500	2,105,865
Mehilainen Yhtiot OYJ, Term Loan, 5.518%, (3 mo. EURIBOR + 3.50%), 8/5/31	EUR	9,925	11,854,535
Midwest Physician Administrative Services LLC, Term Loan, 6.934%, (3 mo. USD Term SOFR + 3.00%), 3/12/28		5,443	4,711,367
National Mentor Holdings, Inc.:
Term Loan, 9.672%, (1 mo. USD Term SOFR + 6.00%), 12/12/30		10,016	10,040,500
Term Loan, 9.672%, (1 mo. USD Term SOFR + 6.00%), 12/12/30		7,380	7,397,933
Term Loan, 12/12/30(9)		4,293	4,303,071
Pacific Dental Services LLC, Term Loan, 6.175%, (1 mo. USD Term SOFR + 2.50%), 3/15/31		11,323	11,336,590
Phoenix Guarantor, Inc., Term Loan, 6.172%, (1 mo. USD Term SOFR + 2.50%), 2/21/31		16,598	16,594,728
Radnet Management, Inc., Term Loan, 6.072%, (3 mo. USD Term SOFR + 2.25%), 4/18/31		9,624	9,657,765
Raven Acquisition Holdings LLC:
Term Loan, 6.672%, (1 mo. USD Term SOFR + 3.00%), 11/19/31		14,959	14,830,049
Term Loan, 11/19/31(9)		1,077	1,067,294
Reverb Buyer, Inc., Term Loan, 7.267%, (3 mo. USD Term SOFR + 3.50%), 11/1/28		11,205	8,067,737
Select Medical Corp., Term Loan, 5.672%, (1 mo. USD Term SOFR + 2.00%), 12/3/31		8,663	8,666,138

Eaton Vance
Floating Rate Portfolio
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Health Care Providers & Services (continued)
Synlab Bondco PLC, Term Loan, 4.607%, (6 mo. EURIBOR + 2.50%), 7/1/27	EUR	2,125	$ 2,530,832
U.S. Anesthesia Partners, Inc., Term Loan, 7.814%, (1 mo. USD Term SOFR + 4.00%), 10/1/28		4,903	4,908,693
			$ 218,417,523
Health Care Technology — 2.2%
athenahealth Group, Inc., Term Loan, 6.422%, (1 mo. USD Term SOFR + 2.75%), 2/15/29		31,040	$ 30,694,492
Cotiviti Corp.:
Term Loan, 6.45%, (1 mo. USD Term SOFR + 2.75%), 5/1/31		10,639	9,874,738
Term Loan - Second Lien, 6.45%, (1 mo. USD Term SOFR + 2.75%), 3/26/32		2,992	2,777,023
Imprivata, Inc., Term Loan, 6.672%, (3 mo. USD Term SOFR + 3.00%), 12/1/27		16,766	16,778,857
PointClickCare Technologies, Inc., Term Loan, 6.422%, (3 mo. USD Term SOFR + 2.75%), 11/3/31		14,685	14,629,997
Project Ruby Ultimate Parent Corp., Term Loan, 6.536%, (1 mo. USD Term SOFR + 2.75%), 3/10/28		11,315	11,253,411
Symplr Software, Inc., Term Loan, 8.267%, (3 mo. USD Term SOFR + 4.50%), 12/22/27		1,493	1,238,317
Waystar Technologies, Inc., Term Loan, 5.672%, (1 mo. USD Term SOFR + 2.00%), 10/22/29		1,715	1,708,297
			$ 88,955,132
Hotels, Restaurants & Leisure — 4.4%
Betclic Everest Group:
Term Loan, 5.005%, (3 mo. EURIBOR + 3.00%), 12/10/31	EUR	4,250	$ 5,058,945
Term Loan, 12/10/31(10)	EUR	3,425	4,068,835
Term Loan, 12/10/31(10)		5,975	5,991,192
Caesars Entertainment, Inc., Term Loan, 5.922%, (1 mo. USD Term SOFR + 2.25%), 2/6/31		22,082	21,976,800
Fertitta Entertainment LLC, Term Loan, 6.922%, (1 mo. USD Term SOFR + 3.25%), 1/27/29		22,085	22,064,518
Flugo BidCo AB, Term Loan, 5.768%, (3 mo. EURIBOR + 3.75%), 11/2/31	EUR	11,694	13,833,863
Flutter Financing BV, Term Loan, 5.422%, (3 mo. USD Term SOFR + 1.75%), 11/30/30		20,518	20,523,454
GVC Holdings (Gibraltar) Ltd.:
Term Loan, 5.519%, (3 mo. EURIBOR + 3.50%), 6/30/28	EUR	4,022	4,806,474
Term Loan, 5.922%, (3 mo. USD Term SOFR + 2.25%), 7/31/32		2,070	2,068,705
Borrower/Description	Principal Amount* (000's omitted)	Value
Hotels, Restaurants & Leisure (continued)
Herschend Entertainment Co. LLC, Term Loan, 6.172%, (1 mo. USD Term SOFR + 2.50%), 5/27/32	4,876	$ 4,895,611
Horizon U.S. Finco LP, Term Loan, 8.198%, (6 mo. USD Term SOFR + 4.50%), 10/31/31	8,599	8,480,778
IRB Holding Corp., Term Loan, 6.172%, (1 mo. USD Term SOFR + 2.50%), 12/16/30	10,937	10,951,084
Light & Wonder International, Inc., Term Loan, 5.671%, (1 mo. USD Term SOFR + 2.00%), 4/16/29	8,773	8,773,131
Ontario Gaming GTA LP, Term Loan, 7.922%, (3 mo. USD Term SOFR + 4.25%), 8/1/30	6,926	6,494,524
Scientific Games Holdings LP, Term Loan, 6.652%, (3 mo. USD Term SOFR + 3.00%), 4/4/29	3,980	3,920,171
SeaWorld Parks & Entertainment, Inc., Term Loan, 5.672%, (1 mo. USD Term SOFR + 2.00%), 12/4/31	10,212	10,190,916
Turquoise Topco Ltd., Term Loan, 9.00%, (U.S. (Fed) Prime Rate + 2.25%), 12/30/32	11,275	11,246,813
Voyager Parent LLC, Term Loan, 7.911%, (3 mo. USD Term SOFR + 4.25%), 7/1/32	15,554	15,554,536
		$ 180,900,350
Household Durables — 1.4%
Libbey Glass, Inc., Term Loan, 10.321%, (3 mo. USD Term SOFR + 6.50%), 11/22/27	13,922	$ 13,364,675
Madison Safety & Flow LLC, Term Loan, 6.174%, (1 mo. USD Term SOFR + 2.50%), 9/26/31	1,657	1,663,061
PHRG Intermediate LLC, Term Loan, 7.672%, (3 mo. USD Term SOFR + 4.00%), 2/20/32	8,955	8,787,094
Serta Simmons Bedding LLC:
Term Loan, 11.284%, (3 mo. USD Term SOFR + 7.50%), 6/29/28	2,134	2,136,881
Term Loan, 11.286%, (3 mo. USD Term SOFR + 7.50%), 6/29/28	19,659	18,587,264
Somnigroup International, Inc., Term Loan, 5.90%, (1 mo. USD Term SOFR + 2.25%), 10/24/31	11,885	11,988,749
		$ 56,527,724
Household Products — 0.3%
Kronos Acquisition Holdings, Inc., Term Loan, 7.672%, (3 mo. USD Term SOFR + 4.00%), 7/8/31	15,574	$ 10,853,361
		$ 10,853,361

Eaton Vance
Floating Rate Portfolio
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Independent Power and Renewable Electricity Producers — 0.5%
Cogentrix Finance Holdco I LLC, Term Loan, 5.922%, (1 mo. USD Term SOFR + 2.25%), 2/26/32		7,056	$ 7,066,580
Invenergy Thermal Operating I LLC:
Term Loan, 6.41%, (3 mo. USD Term SOFR + 2.75%), 5/17/32		10,859	10,992,217
Term Loan, 6.41%, (3 mo. USD Term SOFR + 2.75%), 5/17/32		685	693,648
Talen Energy Supply LLC, Term Loan, 6.353%, (3 mo. USD Term SOFR + 2.50%), 12/15/31		1,492	1,495,500
			$ 20,247,945
Industrial Conglomerates — 0.7%
Ammeraal Beltech Holding BV, Term Loan, 7.019%, (3 mo. EURIBOR + 5.00%), 12/30/28	EUR	4,198	$ 4,261,265
Columbus McKinnon Corp., Term Loan, 1/21/33(10)		6,900	6,865,500
Rain Carbon GmbH, Term Loan, 7.035%, (3 mo. EURIBOR + 5.00%), 10/31/28	EUR	13,729	16,277,488
			$ 27,404,253
Insurance — 3.8%
Acrisure LLC, Term Loan, 6.672%, (1 mo. USD Term SOFR + 3.00%), 11/6/30		12,863	$ 12,841,673
Alera Group, Inc., Term Loan, 6.422%, (1 mo. USD Term SOFR + 2.75%), 5/30/32		17,481	17,457,938
Alliant Holdings Intermediate LLC, Term Loan, 6.172%, (1 mo. USD Term SOFR + 2.50%), 9/19/31		22,512	22,472,913
AmWINS Group, Inc., Term Loan, 5.672%, (1 mo. USD Term SOFR + 2.00%), 1/30/32		5,214	5,210,223
Broadstreet Partners, Inc., Term Loan, 6.172%, (1 mo. USD Term SOFR + 2.50%), 6/13/31		24,175	24,074,248
HUB International Ltd., Term Loan, 5.92%, (3 mo. USD Term SOFR + 2.25%), 6/20/30		19,581	19,606,296
IMA Financial Group, Inc., Term Loan, 6.672%, (1 mo. USD Term SOFR + 3.00%), 11/1/28		8,960	8,951,944
Jones DesLauriers Insurance Management, Inc., Term Loan, 2/2/33(10)		4,775	4,781,709
Ryan Specialty Group LLC, Term Loan, 5.672%, (1 mo. USD Term SOFR + 2.00%), 9/15/31		6,893	6,902,658
Siaci Saint Honore, Term Loan, 5.519%, (3 mo. EURIBOR + 3.50%), 7/26/32	EUR	9,125	10,907,604
Trucordia Insurance Holdings LLC, Term Loan, 6.922%, (1 mo. USD Term SOFR + 3.25%), 6/17/32		8,798	8,759,205
Truist Insurance Holdings LLC:
Term Loan, 6.422%, (3 mo. USD Term SOFR + 2.75%), 5/6/31		2,988	2,985,110
Borrower/Description	Principal Amount* (000's omitted)		Value
Insurance (continued)
Truist Insurance Holdings LLC: (continued)
Term Loan - Second Lien, 8.422%, (3 mo. USD Term SOFR + 4.75%), 5/6/32		1,842	$ 1,855,921
USI, Inc.:
Term Loan, 5.922%, (3 mo. USD Term SOFR + 2.25%), 11/21/29		3,408	3,408,548
Term Loan, 5.922%, (3 mo. USD Term SOFR + 2.25%), 9/29/30		7,362	7,355,482
			$ 157,571,472
Interactive Media & Services — 0.9%
Aragorn Parent Corp., Term Loan, 7.172%, (1 mo. USD Term SOFR + 3.50%), 12/15/28		5,575	$ 5,602,870
Foundational Education Group, Inc., Term Loan, 7.678%, (3 mo. USD Term SOFR + 3.75%), 8/31/28		5,018	4,625,666
X Corp., Term Loan, 10.417%, (3 mo. USD Term SOFR + 6.50%), 10/26/29		25,012	25,009,714
			$ 35,238,250
IT Services — 2.8%
Asurion LLC:
Term Loan, 7.772%, (1 mo. USD Term SOFR + 4.00%), 8/19/28		8,853	$ 8,874,928
Term Loan, 8.022%, (1 mo. USD Term SOFR + 4.25%), 8/19/28		6,939	6,958,963
Term Loan - Second Lien, 9.036%, (1 mo. USD Term SOFR + 5.25%), 1/20/29		932	933,408
Aurora Lux Finco SARL, Term Loan, 8.922%, (3 mo. USD Term SOFR + 5.25%), 10/1/32		8,280	8,197,200
Gainwell Acquisition Corp., Term Loan, 7.772%, (3 mo. USD Term SOFR + 4.00%), 10/1/27		11,896	11,415,237
Go Daddy Operating Co. LLC, Term Loan, 5.422%, (1 mo. USD Term SOFR + 1.75%), 11/9/29		8,336	8,300,867
Indy U.S. Bidco LLC, Term Loan, 4.704%, (1 mo. EURIBOR + 2.75%), 10/31/30	EUR	2,600	3,094,437
Iron Mountain, Inc., Term Loan, 5.672%, (1 mo. USD Term SOFR + 2.00%), 1/31/31		3,551	3,527,782
NAB Holdings LLC, Term Loan, 6.172%, (3 mo. USD Term SOFR + 2.50%), 11/23/28		7,066	6,689,522
Newfold Digital Holdings Group, Inc.:
Term Loan, 7.275%, (1 mo. USD Term SOFR + 3.50%), 4/30/29		10,756	8,772,560
Term Loan, 9.425%, (1 mo. USD Term SOFR + 5.75%), 4/30/29		2,650	2,292,250
Nielsen Consumer, Inc., Term Loan, 5.922%, (1 mo. USD Term SOFR + 2.25%), 10/31/30		7,805	7,755,737
Rackspace Finance LLC, Term Loan, 10.045%, (1 mo. USD Term SOFR + 6.25%), 5/15/28		9,801	9,717,598

Eaton Vance
Floating Rate Portfolio
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
IT Services (continued)
Sedgwick Claims Management Services, Inc., Term Loan, 6.172%, (1 mo. USD Term SOFR + 2.50%), 7/31/31		21,602	$ 21,549,378
Trio Bidco, Inc.:
Term Loan, 7.672%, (3 mo. USD Term SOFR + 4.00%), 10/29/32		3,348	3,318,327
Term Loan, 10/29/32(9)		352	349,298
Virtusa Corp., Term Loan, 6.922%, (1 mo. USD Term SOFR + 3.25%), 2/15/29		1,965	1,941,056
			$ 113,688,548
Leisure Products — 0.9%
GSM Holdings, Inc., Term Loan, 8.672%, (3 mo. USD Term SOFR + 5.00%), 9/30/31		6,690	$ 6,679,140
Hayward Industries, Inc., Term Loan, 6.286%, (1 mo. USD Term SOFR + 2.50%), 5/30/28		8,846	8,897,378
Recess Holdings, Inc., Term Loan, 7.418%, (3 mo. USD Term SOFR + 3.75%), 2/20/30		19,659	19,766,981
			$ 35,343,499
Life Sciences Tools & Services — 0.7%
ICON Luxembourg SARL, Term Loan, 5.672%, (3 mo. USD Term SOFR + 2.00%), 7/3/28		5,193	$ 5,217,273
Loire Finco Luxembourg SARL:
Term Loan, 5.954%, (1 mo. EURIBOR + 4.00%), 1/21/30	EUR	5,775	6,916,552
Term Loan, 7.672%, (1 mo. USD Term SOFR + 4.00%), 1/21/30		1,100	1,102,093
Normec 1 BV, Term Loan, 4.954%, (1 mo. EURIBOR + 3.00%), 4/16/31	EUR	1,000	1,194,874
PRA Health Sciences, Inc., Term Loan, 5.672%, (3 mo. USD Term SOFR + 2.00%), 7/3/28		1,294	1,299,926
Sotera Health Holdings LLC, Term Loan, 6.172%, (1 mo. USD Term SOFR + 2.50%), 5/30/31		12,565	12,623,587
			$ 28,354,305
Machinery — 5.0%
AAG U.S. GSI Bidco, Inc., Term Loan, 8.672%, (3 mo. USD Term SOFR + 5.00%), 10/31/31		6,703	$ 6,741,032
AI Aqua Merger Sub, Inc., Term Loan, 6.652% - 6.854%, (3 mo. USD Term SOFR + 3.00%), 7/31/28		23,119	23,153,792
Apex Tool Group LLC, Term Loan, 9.672%, (1 mo. USD Term SOFR + 6.00%), 4/8/31		327	138,932
Astro Acquisition LLC, Term Loan, 7.122%, (6 mo. USD Term SOFR + 3.25%), 8/30/32		5,486	5,513,681
Barnes Group, Inc., Term Loan, 6.172%, (1 mo. USD Term SOFR + 2.50%), 1/27/32		6,805	6,815,204
Borrower/Description	Principal Amount* (000's omitted)		Value
Machinery (continued)
BCP V Modular Services Holdings IV Ltd., Term Loan, 6.444%, (3 mo. EURIBOR + 4.43%), 7/10/31	EUR	2,825	$ 3,126,382
BG MS U.S. Holding LLC, Term Loan, 8.422%, (3 mo. USD Term SOFR + 4.75%), 10/22/32		7,200	7,213,500
Clark Equipment Co., Term Loan, 5.672%, (3 mo. USD Term SOFR + 2.00%), 4/20/29		4,354	4,375,441
Cleanova U.S. Holdings LLC, Term Loan, 8.483%, (3 mo. USD Term SOFR + 4.75%), 6/14/32		6,838	6,872,190
Conair Holdings LLC, Term Loan, 7.536%, (1 mo. USD Term SOFR + 3.75%), 5/17/28		12,834	6,597,725
CoorsTek, Inc., Term Loan, 6.671%, (3 mo. USD Term SOFR + 3.00%), 10/28/32		5,825	5,858,960
CPM Holdings, Inc., Term Loan, 8.20%, (1 mo. USD Term SOFR + 4.50%), 9/28/28		3,920	3,872,235
Cube Industrials Buyer, Inc., Term Loan, 6.667%, (3 mo. USD Term SOFR + 3.00%), 10/17/31		3,799	3,816,266
Delachaux Group SA, Term Loan, 5.276%, (3 mo. EURIBOR + 3.25%), 4/16/29	EUR	3,886	4,654,016
EMRLD Borrower LP:
Term Loan, 6.072%, (3 mo. USD Term SOFR + 2.25%), 5/31/30		4,410	4,410,640
Term Loan, 6.122%, (6 mo. USD Term SOFR + 2.25%), 8/4/31		4,888	4,888,064
Engineered Machinery Holdings, Inc.:
Term Loan, 5.519%, (3 mo. EURIBOR + 3.50%), 11/26/32	EUR	10,440	12,466,625
Term Loan, 6.922%, (3 mo. USD Term SOFR + 3.25%), 11/26/32		10,159	10,211,703
Term Loan - Second Lien, 9.934%, (3 mo. USD Term SOFR + 6.00%), 5/21/29		2,000	2,020,000
INNIO Group Holding GmbH, Term Loan, 4.735%, (1 mo. EURIBOR + 2.75%), 11/2/28	EUR	2,222	2,642,688
Jennmar Inter III LLC, Term Loan, 8.671%, (3 mo. USD Term SOFR + 5.00%), 12/16/30		5,500	5,472,500
LSF12 Helix Parent LLC, Term Loan, 1/21/33(10)		12,200	12,177,125
Madison IAQ LLC, Term Loan, 6.128%, (6 mo. USD Term SOFR + 2.50%), 6/21/28		11,344	11,362,588
Roper Industrial Products Investment Co. LLC, Term Loan, 6.167%, (3 mo. USD Term SOFR + 2.50%), 11/22/29		9,801	9,812,541
SPX Flow, Inc., Term Loan, 6.422%, (1 mo. USD Term SOFR + 2.75%), 4/5/29		10,445	10,463,689
TK Elevator Midco GmbH:
Term Loan, 5.149%, (6 mo. EURIBOR + 3.00%), 4/30/30	EUR	6,550	7,818,776
Term Loan, 6.377%, (6 mo. USD Term SOFR + 2.75%), 4/30/30		15,735	15,792,825

Eaton Vance
Floating Rate Portfolio
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Machinery (continued)
Zephyr German BidCo GmbH, Term Loan, 5.11%, (3 mo. EURIBOR + 3.15%), 3/10/28	EUR	4,600	$ 5,492,630
			$ 203,781,750
Media — 0.6%
ABG Intermediate Holdings 2 LLC, Term Loan, 5.922%, (1 mo. USD Term SOFR + 2.25%), 2/13/32		5,732	$ 5,721,657
Charter Communications Operating LLC, Term Loan, 5.911%, (3 mo. USD Term SOFR + 2.25%), 12/15/31		5,222	5,221,675
Emerald X, Inc., Term Loan, 6.922%, (1 mo. USD Term SOFR + 3.25%), 1/30/32		2,065	2,077,529
Fleet Midco I Ltd., Term Loan, 6.542%, (6 mo. USD Term SOFR + 2.50%), 2/21/31		8,118	8,148,903
Gray Television, Inc., Term Loan, 6.814%, (1 mo. USD Term SOFR + 3.00%), 12/1/28		544	542,703
Hubbard Radio LLC, Term Loan, 8.172%, (1 mo. USD Term SOFR + 4.50%), 9/30/27		5,146	1,145,873
			$ 22,858,340
Metals/Mining — 0.6%
American Consolidated Natural Resources, Inc., Term Loan - Second Lien, 13.00%, 12/11/29(12)		4,016	$ 4,024,316
Arsenal AIC Parent LLC, Term Loan, 6.422%, (1 mo. USD Term SOFR + 2.75%), 8/19/30		10,251	10,286,699
WireCo WorldGroup, Inc., Term Loan, 7.419%, (3 mo. USD Term SOFR + 3.75%), 11/13/28		5,684	5,679,113
Zekelman Industries, Inc., Term Loan, 5.927%, (1 mo. USD Term SOFR + 2.25%), 1/24/31		5,224	5,252,647
			$ 25,242,775
Oil, Gas & Consumable Fuels — 1.8%
Freeport LNG Investments LLLP:
Term Loan, 6.918%, (3 mo. USD Term SOFR + 3.25%), 12/21/28		7,241	$ 7,258,309
Term Loan, 2/11/33		17,525	17,437,375
GIP Pilot Acquisition Partners LP, Term Loan, 5.646%, (3 mo. USD Term SOFR + 2.00%), 10/4/30		4,831	4,841,185
Hilcorp Energy I LP, Term Loan, 5.425%, (1 mo. USD Term SOFR + 1.75%), 2/11/30		7,791	7,810,603
Matador Bidco SARL, Term Loan, 8.022%, (1 mo. USD Term SOFR + 4.25%), 7/30/29		23,335	23,332,137
Natgasoline LLC, Term Loan, 9.172%, (1 mo. USD Term SOFR + 5.50%), 3/29/30		4,833	4,847,758
Borrower/Description	Principal Amount* (000's omitted)		Value
Oil, Gas & Consumable Fuels (continued)
Oryx Midstream Services Permian Basin LLC, Term Loan, 5.924%, (1 mo. USD Term SOFR + 2.25%), 10/5/28		2,487	$ 2,491,754
Oxbow Carbon LLC, Term Loan, 7.172%, (1 mo. USD Term SOFR + 3.50%), 5/10/30		5,226	5,241,834
			$ 73,260,955
Passenger Airlines — 0.2%
WestJet Loyalty LP, Term Loan, 6.422%, (3 mo. USD Term SOFR + 2.75%), 2/14/31		9,676	$ 9,636,803
			$ 9,636,803
Pharmaceuticals — 1.2%
Aenova Holding GmbH, Term Loan, 5.069%, (3 mo. EURIBOR + 3.00%), 8/22/31	EUR	2,550	$ 3,052,233
Amneal Pharmaceuticals LLC, Term Loan, 7.172%, (1 mo. USD Term SOFR + 3.50%), 8/1/32		5,786	5,814,427
Bausch Health Cos., Inc., Term Loan, 9.922%, (1 mo. USD Term SOFR + 6.25%), 10/8/30		6,850	6,695,608
Ceva Sante Animale:
Term Loan, 5.019%, (3 mo. EURIBOR + 3.00%), 11/8/30	EUR	3,725	4,449,139
Term Loan, 6.593%, (3 mo. USD Term SOFR + 2.75%), 11/8/30		6,181	6,213,146
Jazz Financing Lux SARL, Term Loan, 5.922%, (1 mo. USD Term SOFR + 2.25%), 5/5/28		11,120	11,164,902
Nidda Healthcare Holding AG, Term Loan, 5.54%, (3 mo. EURIBOR + 3.50%), 12/9/32	EUR	4,550	5,423,678
Padagis LLC, Term Loan, 8.658%, (3 mo. USD Term SOFR + 4.75%), 7/6/28		4,690	4,303,075
Recipharm AB, Term Loan, 5.014%, (3 mo. EURIBOR + 2.95%), 2/17/28	EUR	1,725	2,049,554
			$ 49,165,762
Professional Services — 4.2%
AAL Delaware Holdco, Inc., Term Loan, 6.422%, (1 mo. USD Term SOFR + 2.75%), 7/30/31		13,034	$ 13,062,923
Amspec Parent LLC, Term Loan, 7.172%, (3 mo. USD Term SOFR + 3.50%), 12/22/31		8,360	8,380,579
APFS Staffing Holdings, Inc., Term Loan, 7.922% - 8.072%, (1 mo. USD Term SOFR + 4.25%, 3 mo. USD Term SOFR + 4.25%), 12/29/28		3,277	2,970,842
Camelot U.S. Acquisition LLC, Term Loan, 6.422%, (1 mo. USD Term SOFR + 2.75%), 1/31/31		6,750	6,243,750
Citrin Cooperman Advisors LLC:
Term Loan, 6.672%, (3 mo. USD Term SOFR + 3.00%), 4/1/32		3,741	3,726,598
Term Loan, 4/1/32(9)		1,475	1,463,938

Eaton Vance
Floating Rate Portfolio
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Professional Services (continued)
CohnReznick LLP:
Term Loan, 7.172%, (3 mo. USD Term SOFR + 3.50%), 3/31/32		7,723	$ 7,722,637
Term Loan, 3/31/32(9)		717	716,870
CoreLogic, Inc.:
Term Loan, 7.286%, (1 mo. USD Term SOFR + 3.50%), 6/2/28		13,775	13,772,673
Term Loan - Second Lien, 10.286%, (1 mo. USD Term SOFR + 6.50%), 6/4/29		1,200	1,191,000
Corporation Service Co., Term Loan, 5.672%, (1 mo. USD Term SOFR + 2.00%), 11/2/29		7,715	7,673,087
EAB Global, Inc., Term Loan, 6.672%, (1 mo. USD Term SOFR + 3.00%), 8/16/30		8,325	7,713,813
Employbridge Holding Co., Term Loan - Second Lien, 8.684%, (3 mo. USD Term SOFR + 4.75%), 1/19/30		11,052	2,295,293
First Advantage Holdings LLC, Term Loan, 6.422%, (1 mo. USD Term SOFR + 2.75%), 10/31/31		11,303	10,929,014
Galaxy Bidco Ltd., Term Loan, 5.867%, (6 mo. EURIBOR + 3.75%), 12/19/29	EUR	6,150	7,351,098
Grant Thornton Advisors LLC, Term Loan, 6.422%, (1 mo. USD Term SOFR + 2.75%), 6/2/31		20,196	19,961,946
Heron Bidco, Term Loan, 7.738%, (3 mo. USD Term SOFR + 4.00%), 12/10/32		6,375	6,359,062
Highspring Holdings LLC, Term Loan, 8.822%, (3 mo. USD Term SOFR + 5.00%), 1/22/29		3,257	2,646,644
iSolved, Inc., Term Loan, 6.422%, (1 mo. USD Term SOFR + 2.75%), 10/15/30		5,710	5,633,872
Mermaid Bidco, Inc., Term Loan, 7.151%, (3 mo. USD Term SOFR + 3.25%), 7/3/31		15,195	14,966,836
Neptune Bidco U.S., Inc., Term Loan, 8.767%, (3 mo. USD Term SOFR + 5.00%), 4/11/29		7,037	7,047,041
PHM Group Holding OYJ, Term Loan, 5.534%, (3 mo. EURIBOR + 3.50%), 4/22/32	EUR	4,900	5,831,446
Techem Verwaltungsgesellschaft 675 GmbH, Term Loan, 5.255%, (3 mo. EURIBOR + 3.25%), 7/15/32	EUR	4,175	4,987,386
Trans Union LLC:
Term Loan, 5.422%, (1 mo. USD Term SOFR + 1.75%), 6/24/31		1,931	1,934,424
Term Loan, 5.422%, (1 mo. USD Term SOFR + 1.75%), 6/24/31		4,129	4,136,854
Turbo EMEA Holdings BV, Term Loan, 5.204%, (1 mo. EURIBOR + 3.25%), 9/23/32	EUR	1,825	2,172,057
			$ 170,891,683
Borrower/Description	Principal Amount* (000's omitted)	Value
Real Estate Management & Development — 0.7%
Cushman & Wakefield U.S. Borrower LLC:
Term Loan, 6.172%, (1 mo. USD Term SOFR + 2.50%), 1/31/30	5,609	$ 5,644,479
Term Loan, 6.422%, (1 mo. USD Term SOFR + 2.75%), 1/31/30	5,403	5,450,713
Greystar Real Estate Partners LLC, Term Loan, 6.322%, (3 mo. USD Term SOFR + 2.50%), 8/21/30	7,826	7,864,689
Metropolis Technologies, Inc., Term Loan, 8.98%, (6 mo. USD Term SOFR + 5.25%), 11/3/32	9,225	9,167,344
		$ 28,127,225
Road & Rail — 1.0%
Avis Budget Car Rental LLC, Term Loan, 6.172%, (1 mo. USD Term SOFR + 2.50%), 7/16/32	29,188	$ 29,187,514
Hertz Corp.:
Term Loan, 7.286%, (1 mo. USD Term SOFR + 3.50%), 6/30/28	4,001	3,420,541
Term Loan, 7.286%, (1 mo. USD Term SOFR + 3.50%), 6/30/28	790	675,016
Term Loan, 7.422%, (1 mo. USD Term SOFR + 3.75%), 6/30/28	4,912	4,156,543
Kenan Advantage Group, Inc., Term Loan, 6.922%, (1 mo. USD Term SOFR + 3.25%), 1/25/29	3,950	3,917,288
		$ 41,356,902
Semiconductors & Semiconductor Equipment — 0.4%
Bright Bidco BV, Term Loan, 0.00%, 10/31/27(11)	3,669	$ 1,376,013
MaxLinear, Inc., Term Loan, 6.036%, (1 mo. USD Term SOFR + 2.25%), 6/23/28	2,955	2,807,589
MKS Instruments, Inc., Term Loan, 5.672%, (1 mo. USD Term SOFR + 2.00%), 8/17/29	11,391	11,432,610
		$ 15,616,212
Software — 8.4%
Applied Systems, Inc., Term Loan, 6.172%, (3 mo. USD Term SOFR + 2.50%), 2/24/31	14,833	$ 14,752,017
Astra Acquisition Corp.:
DIP Loan, 12.627%, (3 mo. USD Term SOFR + 8.75%), 4/1/26(9)	725	726,907
Term Loan, 0.00%, 2/25/28(11)	7,342	1,560,266
Term Loan, 0.00%, 10/25/28(11)	10,314	43,526
Term Loan, 0.00%, 10/25/29(11)	15,622	78,893
Term Loan, 12.411%, (3 mo. USD Term SOFR + 8.75%), 4/1/26	312	313,266
Avalara, Inc., Term Loan, 6.422%, (3 mo. USD Term SOFR + 2.75%), 3/26/32	8,433	8,285,106

Eaton Vance
Floating Rate Portfolio
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Software (continued)
Boxer Parent Co., Inc.:
Term Loan, 7/30/31(10)		15,000	$ 14,475,000
Term Loan - Second Lien, 9.417%, (3 mo. USD Term SOFR + 5.75%), 7/30/32		7,500	7,106,250
Calabrio, Inc., Term Loan, 7.822%, (3 mo. USD Term SOFR + 4.00%), 11/26/32		8,600	7,944,250
Cegid Group SAS:
Term Loan, 4.704%, (1 mo. EURIBOR + 2.75%), 7/10/28	EUR	3,525	4,171,108
Term Loan, 4.704%, (1 mo. EURIBOR + 2.75%), 7/10/28	EUR	3,850	4,548,924
Cloud Software Group, Inc., Term Loan, 6.922%, (3 mo. USD Term SOFR + 3.25%), 8/13/32		11,398	11,089,693
Cloudera, Inc.:
Term Loan, 7.522%, (1 mo. USD Term SOFR + 3.75%), 10/8/28		17,351	14,980,018
Term Loan - Second Lien, 9.772%, (1 mo. USD Term SOFR + 6.00%), 10/8/29		2,950	2,212,500
Clover Holdings 2 LLC, Term Loan, 7.674%, (1 mo. USD Term SOFR + 4.00%), 12/9/31		11,612	11,438,066
Constant Contact, Inc., Term Loan, 7.934%, (3 mo. USD Term SOFR + 4.00%), 2/10/28		8	7,875
Dayforce, Inc., Term Loan, 8/20/32(10)		11,575	11,278,391
Delta TopCo, Inc., Term Loan, 6.402% - 6.44%, (3 mo. USD Term SOFR + 2.75%), 11/30/29		8,149	7,959,469
Dragon Buyer, Inc., Term Loan, 6.422%, (3 mo. USD Term SOFR + 2.75%), 9/30/31		3,239	3,196,140
Drake Software LLC, Term Loan, 7.922%, (3 mo. USD Term SOFR + 4.25%), 6/26/31		3,715	3,593,809
ECI Macola Max Holding LLC, Term Loan, 6.422%, (3 mo. USD Term SOFR + 2.75%), 5/9/30		10,395	10,294,302
Epicor Software Corp., Term Loan, 6.172%, (1 mo. USD Term SOFR + 2.50%), 5/30/31		5,843	5,812,531
IGT Holding IV AB:
Term Loan, 4.919%, (3 mo. EURIBOR + 2.90%), 3/31/28	EUR	1,205	1,423,764
Term Loan, 6.672%, (3 mo. USD Term SOFR + 3.00%), 9/1/31		3,953	3,921,196
Marcel LUX IV SARL:
Term Loan, 5.56%, (3 mo. EURIBOR + 3.50%), 11/12/30	EUR	4,525	5,350,297
Term Loan, 6.66%, (1 mo. USD Term SOFR + 3.00%), 11/12/30		16,002	15,901,813
McAfee LLC, Term Loan, 6.672%, (1 mo. USD Term SOFR + 3.00%), 3/1/29		22,258	19,782,041
Mosel Bidco SE, Term Loan, 5.768%, (3 mo. EURIBOR + 3.75%), 9/16/30	EUR	4,750	5,583,509
N-Able International Holdings II LLC, Term Loan, 6.585%, (3 mo. USD Term SOFR + 2.75%), 11/26/32		1,675	1,658,250
Borrower/Description	Principal Amount* (000's omitted)		Value
Software (continued)
OceanKey (U.S.) II Corp., Term Loan, 7.272%, (1 mo. USD Term SOFR + 3.50%), 12/15/28		2,394	$ 2,304,016
OID-OL Intermediate I LLC:
Term Loan, 8.067%, (3 mo. USD Term SOFR + 4.25%), 2/1/29		9,822	7,075,993
Term Loan, 9.667%, (3 mo. USD Term SOFR + 6.00%), 2/1/29		3,657	3,729,232
Open Text Corp., Term Loan, 5.422%, (1 mo. USD Term SOFR + 1.75%), 1/31/30		5,528	5,455,867
Polaris Newco LLC:
Term Loan, 5.776%, (3 mo. EURIBOR + 3.75%), 6/2/28	EUR	6,298	7,044,010
Term Loan, 7.678%, (3 mo. USD Term SOFR + 3.75%), 6/2/28		2,874	2,662,479
Project Alpha Intermediate Holding, Inc., Term Loan, 6.922%, (3 mo. USD Term SOFR + 3.25%), 10/26/30		8,787	8,193,756
Project Boost Purchaser LLC, Term Loan, 6.422%, (3 mo. USD Term SOFR + 2.75%), 7/16/31		15,706	15,467,289
Proofpoint, Inc., Term Loan, 6.672%, (3 mo. USD Term SOFR + 3.00%), 8/31/28		4,301	4,277,696
RealPage, Inc.:
Term Loan, 6.934%, (3 mo. USD Term SOFR + 3.00%), 4/24/28		15,408	15,259,114
Term Loan, 7.422%, (3 mo. USD Term SOFR + 3.75%), 4/24/28		3,970	3,943,064
Relativity ODA LLC, Term Loan, 1/30/33(10)		6,175	6,136,406
Rocket Software, Inc., Term Loan, 7.422%, (1 mo. USD Term SOFR + 3.75%), 11/28/28		3,333	3,194,720
Sabre GLBL, Inc.:
Term Loan, 9.772%, (1 mo. USD Term SOFR + 6.00%), 11/15/29		6,023	4,792,175
Term Loan, 9.772%, (1 mo. USD Term SOFR + 6.00%), 11/15/29		2,141	1,698,571
Term Loan, 10.022%, (1 mo. USD Term SOFR + 6.25%), 7/30/29		1,673	1,327,021
Term Loan, 10.022%, (1 mo. USD Term SOFR + 6.25%), 7/30/29		1,891	1,500,526
SkillSoft Corp., Term Loan, 9.036%, (1 mo. USD Term SOFR + 5.25%), 7/14/28		10,117	6,554,867
SolarWinds Holdings, Inc., Term Loan, 7.701%, (3 mo. USD Term SOFR + 4.00%), 4/16/32		19,327	17,973,703
UKG, Inc., Term Loan, 6.167%, (3 mo. USD Term SOFR + 2.50%), 2/10/31		16,947	16,562,068
Vision Solutions, Inc., Term Loan, 7.928%, (3 mo. USD Term SOFR + 4.00%), 4/24/28		12,779	10,873,250
			$ 345,515,000

Eaton Vance
Floating Rate Portfolio
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Specialty Retail — 1.4%
Applegreen Ireland, Term Loan, 6.526%, (3 mo. EURIBOR + 4.50%), 1/30/32	EUR	1,000	$ 1,195,727
Apro LLC, Term Loan, 7.424%, (1 mo. USD Term SOFR + 3.75%), 7/9/31		5,678	5,705,806
Boels Topholding BV, Term Loan, 4.721%, (1 mo. EURIBOR + 2.75%), 5/23/31	EUR	131	155,908
EG America LLC, Term Loan, 7.322%, (3 mo. USD Term SOFR + 3.50%), 2/7/28		1,742	1,744,396
Great Outdoors Group LLC, Term Loan, 6.922%, (1 mo. USD Term SOFR + 3.25%), 1/23/32		7,477	7,487,664
Harbor Freight Tools USA, Inc., Term Loan, 5.922%, (1 mo. USD Term SOFR + 2.25%), 6/11/31		15,171	15,013,665
Homeserve USA Holding Corp., Term Loan, 5.675%, (1 mo. USD Term SOFR + 2.00%), 10/21/30		1,779	1,776,631
Les Schwab Tire Centers, Term Loan, 6.172% - 6.322%, (1 mo. USD Term SOFR + 2.50%), 4/23/31		3,230	3,235,829
Mavis Tire Express Services Corp., Term Loan, 6.672%, (1 mo. USD Term SOFR + 3.00%), 5/4/28		6,431	6,439,852
Speedster Bidco GmbH:
Term Loan, 5.373%, (3 mo. EURIBOR + 3.25%), 12/11/31	EUR	6,100	7,257,747
Term Loan, 6.68%, (3 mo. USD Term SOFR + 3.00%), 12/11/31		7,717	7,707,187
			$ 57,720,412
Technology Hardware, Storage & Peripherals — 0.1%
CompoSecure Holdings LLC, Term Loan, 5.928%, (1 mo. USD Term SOFR + 2.25%), 1/14/33		5,025	$ 5,021,885
			$ 5,021,885
Trading Companies & Distributors — 2.1%
CD&R Hydra Buyer, Inc., Term Loan, 7.772%, (1 mo. USD Term SOFR + 4.00%), 3/25/31		12,820	$ 12,795,699
Core & Main LP, Term Loan, 5.69%, (3 mo. USD Term SOFR + 2.00%), 2/9/31		3,626	3,632,022
DXP Enterprises, Inc., Term Loan, 6.922%, (1 mo. USD Term SOFR + 3.25%), 10/11/30		9,059	9,128,723
Kodiak Building Partners, Inc., Term Loan, 7.422%, (1 mo. USD Term SOFR + 3.75%), 12/4/31		6,935	6,832,698
Paint Intermediate III LLC, Term Loan, 6.87%, (3 mo. USD Term SOFR + 3.00%), 10/9/31		5,345	5,341,967
Quimper AB, Term Loan, 5.859%, (6 mo. EURIBOR + 3.75%), 3/29/30	EUR	6,775	8,059,855
Spin Holdco, Inc.:
Term Loan, 9.101%, (3 mo. USD Term SOFR + 5.43%), 9/4/30		3,155	3,209,733
Borrower/Description	Principal Amount* (000's omitted)	Value
Trading Companies & Distributors (continued)
Spin Holdco, Inc.: (continued)
Term Loan - Second Lien, 7.933%, (3 mo. USD Term SOFR + 4.00%), 9/4/30	14,890	$ 11,688,724
White Cap Buyer LLC, Term Loan, 6.922%, (1 mo. USD Term SOFR + 3.25%), 10/19/29	13,764	13,756,658
Windsor Holdings III LLC, Term Loan, 6.422%, (1 mo. USD Term SOFR + 2.75%), 8/1/30	11,564	11,607,425
		$ 86,053,504
Transportation Infrastructure — 0.2%
KKR Apple Bidco LLC, Term Loan, 6.172%, (1 mo. USD Term SOFR + 2.50%), 9/23/31	10,049	$ 10,066,933
		$ 10,066,933
Total Senior Floating-Rate Loans (identified cost $3,578,819,293)		$3,438,403,930

U.S. Government Agency Mortgage-Backed Securities — 0.1%
Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association, 5.50%, 12/20/55(13)	$5,539	$ 5,615,158
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $5,614,734)		$ 5,615,158

Warrants — 0.0%
Security	Shares	Value
Health Care — 0.0%
Cano Health, Inc., Exp. 6/28/29(3)(5)	9,917	$ 0
Total Warrants (identified cost $0)		$ 0

Eaton Vance
Floating Rate Portfolio
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 2.8%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.61%(14)	113,586,150	$ 113,586,150
Total Short-Term Investments (identified cost $113,586,150)		$ 113,586,150
Total Investments — 98.7% (identified cost $4,236,905,134)		$4,043,836,051
Less Unfunded Loan Commitments — (0.3)%		$ (11,668,241)
Net Investments — 98.4% (identified cost $4,225,236,893)		$4,032,167,810
Other Assets, Less Liabilities — 1.6%		$ 65,189,888
Net Assets — 100.0%		$4,097,357,698
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2026, the aggregate value of these securities is $351,718,627 or 8.6% of the Portfolio's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2026.
(3)	Non-income producing security.
(4)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(5)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(6)	When-issued security.
(7)	Affiliated fund.
(8)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(9)	Unfunded or partially unfunded loan commitments. The stated interest rate reflects the reference rate and spread for the funded portion, if any. At January 31, 2026, the total value of unfunded loan commitments is $11,168,727.
(10)	This Senior Loan will settle after January 31, 2026, at which time the interest rate will be determined.
(11)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy and is non-income producing. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(12)	Fixed-rate loan.
(13)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.
(14)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of January 31, 2026.

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	216,118,090	EUR	183,766,698	Standard Chartered Bank	2/3/26	$ —	$(1,709,683)
GBP	641,668	USD	866,619	Standard Chartered Bank	2/27/26	11,384	—
USD	53,047,690	EUR	45,600,852	HSBC Bank USA, N.A.	2/27/26	—	(1,066,467)
USD	60,812,552	EUR	52,248,464	Standard Chartered Bank	2/27/26	—	(1,190,273)
USD	27,760,418	GBP	21,051,751	Standard Chartered Bank	2/27/26	—	(1,045,007)
USD	218,903,644	EUR	183,766,698	Standard Chartered Bank	3/3/26	787,908	—
EUR	6,000,000	USD	6,990,074	State Street Bank and Trust Company	3/31/26	140,797	—
GBP	5,000,000	USD	6,694,743	Standard Chartered Bank	3/31/26	146,488	—
USD	17,002,967	EUR	14,374,797	Deutsche Bank AG	3/31/26	—	(81,169)
EUR	24,000,000	USD	28,791,840	State Street Bank and Trust Company	4/30/26	—	(228,473)

Eaton Vance
Floating Rate Portfolio
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
GBP	10,500,000	USD	14,450,203	Deutsche Bank AG	4/30/26	$ —	$ (84,293)
						$1,086,577	$(5,405,365)
Credit Default Swaps - Sell Protection (Centrally Cleared)
Reference Entity	Notional Amount(1) (000's omitted)	Contract Annual Fixed Rate(2)	Current Market Annual Fixed Rate(3)	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Markit CDX North America High Yield Index (CDX.NA.HY.45.V1)	$86,625	5.00% (pays quarterly)(4)	2.95%	12/20/30	$7,745,155	$(6,115,700)	$1,629,455
Total	$86,625				$7,745,155	$(6,115,700)	$1,629,455
Credit Default Swaps - Sell Protection (OTC)
Reference Entity	Counterparty	Notional Amount(1) (000's omitted)	Contract Annual Fixed Rate(2)	Current Market Annual Fixed Rate(3)	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
U.S. Land Banking	Goldman Sachs International	$5,000	5.50% (pays monthly)	5.46%	10/10/29	$30,681	$ —	$30,681
Total		$5,000				$30,681	$ —	$30,681
(1)	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At January 31, 2026, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $91,625,000.
(2)	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.
(3)	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.
(4)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.
Abbreviations:
DIP	– Debtor In Possession
EURIBOR	– Euro Interbank Offered Rate
OTC	– Over-the-counter
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Interbank Average
Currency Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– United States Dollar

At January 31, 2026, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

Eaton Vance
Floating Rate Portfolio
January 31, 2026
Portfolio of Investments (Unaudited) — continued

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:
Credit Risk: The Portfolio entered into credit default swap contracts to enhance total return and/or as a substitute for the purchase of securities.
Foreign Exchange Risk: The Portfolio holds foreign currency denominated investments. The value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.
Affiliated Investments
An affiliated company is a company in which a fund has a direct or indirect ownership of, control of, or voting power of 5 percent or more of the outstanding voting shares, or a company that is under common ownership or control with a fund. At January 31, 2026, the value of the Portfolio's investment in affiliated companies and in funds that may be deemed to be affiliated was $141,910,793, which represents 3.5% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the fiscal year to date ended January 31, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Exchange-Traded Funds
Eaton Vance Floating-Rate ETF	$ 28,568,925	$ —	$ —	$ —	$(244,282)	$ 28,324,643	$ —	577,500
Short-Term Investments
Liquidity Fund, Institutional Class(1)	189,108,071	297,510,925	(373,032,846)	—	—	113,586,150	1,117,122	113,586,150
Total				$ —	$(244,282)	$141,910,793	$1,117,122
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At January 31, 2026, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Asset-Backed Securities	$ —	$ 109,301,569	$ —	$ 109,301,569
Common Stocks	404,318	51,283,633	12,177,063	63,865,014
Corporate Bonds	—	248,486,530	—	248,486,530
Exchange-Traded Funds	48,409,643	—	—	48,409,643
Preferred Stocks	—	3,055,928	13,112,129	16,168,057
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	3,412,459,688	14,276,001	3,426,735,689
U.S. Government Agency Mortgage-Backed Securities	—	5,615,158	—	5,615,158
Warrants	—	—	0	0

Eaton Vance
Floating Rate Portfolio
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3*	Total
Short-Term Investments	$113,586,150	$ —	$ —	$ 113,586,150
Total Investments	$162,400,111	$3,830,202,506	$39,565,193	$4,032,167,810
Forward Foreign Currency Exchange Contracts	$ —	$ 1,086,577	$ —	$ 1,086,577
Swap Contracts	—	7,775,836	—	7,775,836
Total	$162,400,111	$3,839,064,919	$39,565,193	$4,041,030,223
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$ (5,405,365)	$ —	$ (5,405,365)
Total	$ —	$ (5,405,365)	$ —	$ (5,405,365)
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2026 is not presented.
For information on the Portfolio's policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent annual or semi-annual financial statements.